Asset Allocation (Detail)	Mar. 31, 2012	Mar. 31, 2011
Equity securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan weighted average asset allocations	40.40%	37.10%
Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan weighted average asset allocations	40.80%	40.90%
Life Insurance Company General Accounts
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan weighted average asset allocations	16.10%	16.10%
Short-term financing
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan weighted average asset allocations	2.70%	5.90%